Statements Of Financial Condition (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments in U.S. Treasury notes - amortized cost	$ 77,617,607	$ 99,057,395	$ 81,041,000
Cash denominated in foreign currencies, cost	2,924,703	4,308,932	1,754,566
INVESTMENTS IN U.S. TREASURY NOTES - amortized cost	275,609,994	368,743,783	634,052,301
Cash denominated in foreign currencies , cost	$ (3,450,988)	$ (1,234,117)	$ (2,107,152)
Managing Owner Interest [Member]
Units outstanding	9,062.466	8,774.775	8,207.970
Series 1 Unitholders [Member]
Units outstanding	349,641.155	404,080.828	603,996.596
Series 2 Unitholders [Member]
Units outstanding	165.774	242.952	190.737
Series 3 Unitholders [Member]
Units outstanding	24,227.534	27,951.367	25,863.120
Series 4 Unitholders [Member]
Units outstanding	1,873.355	1,322.742	606.787